Note 10 - (Loss) Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2019	2020

Net (loss) / income	(765,615)	3,247,415
Dividend Series B Preferred shares	(949,152)	(339,069)
Preferred deemed dividend	(504,577)	-
Net (loss) / income attributable to common shareholders	(2,219,344)	2,908,346
Weighted average common shares – outstanding	1,542,508	5,576,960
Basic and diluted (loss) / earnings per share	(1.44)	0.52